Prepaid Expenses and Other - Schedule of Prepaid and Other Expenses (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other [Abstract]
Insurance prepayments		$ 5,916	$ 11,209
Other expense prepayments	16,464	19,838	38,391
Lease deposits	20,095	55,047	50,547
Contract assets		20,058	5,110
Total prepaid expenses and other		100,859	105,257
Less: long term portion		(44,140)	(50,047)
Prepaid expenses and other, current portion	$ 36,559	$ 56,719	$ 55,210